Investment Risks - Stone Ridge Diversified Alternatives Fund	Oct. 31, 2025
Reinsurance Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Insurance-Linked Securities Risk. The principal risk of an investment in an insurance-linked security is that a triggering event(s) (e.g., (i) natural events, such as a hurricane, tornado or earthquake of a particular size/magnitude in a designated geographic area; or (ii) non-natural events, such as large aviation disasters) will occur, and as a result, the Fund will lose all or a significant portion of the principal it has invested in the security and the right to additional interest payments with respect to the security. If multiple triggering events occur that impact a significant portion of the portfolio of the Fund, the Fund could suffer substantial losses and an investor will lose money. A substantial amount of the Fund’s assets will be invested directly or indirectly in insurance-linked securities tied to natural events and/or non-natural disasters and there is inherent uncertainty as to whether, when or where such events will occur. There is no way to accurately predict whether a triggering event will occur and, because of this significant uncertainty, insurance-linked securities carry a high degree of risk.
Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodities Risk. The market price of the commodities instruments to which the Fund is exposed can be extremely volatile and may be adversely affected by changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity. Examples include livestock disease, embargoes, tariffs, and international developments. Therefore, the Fund’s exposure to the commodities markets can cause the NAV of the Fund to decline or fluctuate in a rapid and unpredictable manner.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. The value of currencies to which the Fund is exposed can be volatile and fluctuate as a result of changes in overall market movements, real or perceived inflationary trends, stock market volatility, changes in interest rates, population growth and changing demographics, or factors affecting a particular country or region. Liquidity may be limited for certain currency derivatives, which may impair the ability to buy or sell such derivatives. The Fund’s exposure to currency markets can cause the NAV of the Fund to decline or fluctuate. These risks are heightened for emerging markets currencies because, compared to the U.S. or to foreign developed markets, emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation and higher likelihood of societal unrest.
Market Risk Equity Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk; Equity Investing Risk. The value of certain of the Fund’s investments, including investments relating to indices or individual securities, is subject to market risk. Market risk is the risk that the value of equity and other securities (including securities that make up an index underlying derivatives contracts entered into by the Fund) to which the Fund is exposed will fall due to general market or economic conditions. Market conditions may affect certain types of securities or indices to a greater extent than other types. If the value of securities (including securities that make up indices underlying derivatives contracts entered into by the Fund) to which the Fund is exposed decreases, the performance of the Fund will be negatively impacted, and your investment in the Fund may lose money. The Fund may invest in companies of any market capitalization, including small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Historically, securities of smaller companies have been more volatile in price than securities of larger companies. Although equities and equity indices have historically generated higher average returns than debt securities and indices over the long term, equities and equity indices also have experienced significantly more volatility in returns. These risks are heightened for emerging markets securities because, compared to the U.S. or to foreign developed markets, emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk and higher likelihood of societal unrest. Additionally, the Fund’s performance may be negatively impacted by current market factors such as military conflicts, global supply chain issues, rising energy prices and inflation.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund invests in a variety of derivatives, including put and call options, futures contracts, options on futures contracts, forward contracts, swaps (including basket swaps) and other exchange-traded and OTC derivatives contracts. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Derivatives are financial contracts the value of which depends on, or is derived from, an underlying asset or reference (the “Underlying Reference”). Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the Underlying Reference they are designed to track. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by the Fund. The Fund’s use of derivatives may not be effective or have the desired results.Derivatives in which the Fund may invest may have embedded leverage (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position). As a result, adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself.When entering into derivatives transactions, the Fund is typically required to post margin. Significant market movements may result in the Fund being required to post comparatively large initial or ongoing margin amounts with counterparties and may require that the Fund post additional margin on short time frames, potentially requiring the Fund to sell other assets at inopportune times and/or to close derivatives positions prematurely, either of which could cause the Fund to suffer losses.Rule 18f-4 provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. As required by Rule 18f-4, the Fund has adopted and implemented a derivatives risk management program to govern its use of derivatives and appointed a derivatives risk manager who conducts periodic reviews of the program. The Fund’s derivatives risk management program includes policies and procedures that are reasonably designed to manage the Fund’s derivatives risks. In accordance with Rule 18f-4, most investments or trading practices that involve contractual obligations to pay in the future described above under “Borrowing and Leverage” are considered to be derivatives and are therefore subject to a value-at-risk (“VaR”) test and corresponding limits set forth in Rule 18f-4. Under Rule 18f-4 of the 1940 Act, the Fund has the option to either treat reverse repurchase agreements and other similar financing transactions as (1) senior securities under Section 18 of the 1940 Act, in which case they would be subject to the 300% asset coverage requirement described above, or (2) derivatives subject to the VaR test imposed by Rule 18f-4. As of the date of this prospectus, the Fund has elected to treat reverse repurchase agreements and other similar financing transactions as derivatives subject to the VaR test imposed by Rule 18f-4, but it may change that election in the future. Rule 18f-4 may restrict the Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which may adversely affect the value or performance of the Fund. The Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. Events that affect the ability of the Fund’s counterparties to comply with the terms of the derivative contracts may have an adverse effect on the Fund. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. In addition, in the event of a counterparty bankruptcy, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may obtain a limited or no recovery of amounts due to it under the derivative contract, including the return of any collateral that has been provided to the counterparty. Furthermore, the terms of certain OTC derivatives may afford a counterparty the right to terminate the contract upon the occurrence of certain events, some of which may not be within the control of the Fund. An untimely termination could adversely affect the Fund by causing it to lose the investment exposure it sought and by causing it to incur potentially significant termination expenses. Counterparty risk is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. For example, the creditworthiness of a counterparty may be adversely affected by larger than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. The Adviser evaluates the creditworthiness of the counterparties to the Fund’s transactions or their guarantors at the time the Fund enters into a transaction; however, the Fund is not restricted from dealing with any particular counterparty or from concentrating any or all transactions with one counterparty. For example, the Fund expects to gain exposure to the systematic quantitative investment strategy via a total return swap with a single counterparty. To the extent the Fund has concentrated exposure to certain counterparties or invests in derivatives with a limited number of counterparties, events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Additionally, the Fund’s transactions in derivative instruments, including total return swaps, as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting, among other things, whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the Internal Revenue Service with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC (as defined below) and avoid a Fund-level tax.
Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Style Risk. Investing in or having exposure to style premiums involves the risk that the relevant style premium will not provide the return anticipated by the Adviser. Assets that exhibit style premiums, such as value, momentum, or carry, may perform differently from the market as a whole, and there may be periods, including extended periods, during which any particular style premium may underperform the market, lose money, or both, which could cause the Fund to underperform or to lose money.
Reinsurance Fund Reinsurance Interval Fund and Art Fund Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Reinsurance Fund, Reinsurance Interval Fund and Art Fund Investment Risk. To the extent the Fund invests in the Reinsurance Fund, the Reinsurance Interval Fund or the Art Fund, the Fund is indirectly exposed to all of the risks associated with an investment in such fund, including the risk that such fund will not perform as expected. Because the Fund bears the fees and expenses associated with any investment in any of the Reinsurance Fund, the Reinsurance Interval Fund or the Art Fund, any increase in the fees and expenses of such funds will increase the Fund’s total expenses. To the extent the Reinsurance Fund, the Reinsurance Interval Fund or the Art Fund has high portfolio turnover, it may incur higher transaction costs, which may adversely affect performance and may produce increased taxable distributions.
Default Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Default Risk. The Fund has exposure and may, without limitation, continue to have exposure to securities that are rated below investment grade or that are unrated but are judged by the Adviser to be of comparable quality. Below-investment-grade debt securities, which are commonly called “junk bonds,” are rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc., or have comparable ratings by another rating organization. Accordingly, certain of the Fund’s unrated investments could constitute a highly risky and speculative investment, similar to an investment in “junk bonds.” The value of the Fund’s investments in whole loans and other alternative lending-related securities, as well as the Fund’s single family real estate investments, is dependent on the borrowers’ continued and timely payments. If a borrower fails to make interest payments or repay principal when due on a loan in which the Fund has investment exposure, or if the value of such a loan decreases, the value of the Fund’s investments will be adversely affected. There can be no assurance that payments due on underlying loans or single family real estate debt investments will be made. Default rates on loans may be adversely affected by a number of factors outside the Fund’s control, such as economic downturns or general economic or political conditions, including prevailing interest rates, the rate of unemployment, the level of consumer confidence, residential real estate values, the value of the various currencies, energy or gasoline prices, changes in consumer spending, the number of personal bankruptcies, insolvencies, disruptions in the credit markets, the borrower’s personal circumstances, the stigma of personal bankruptcy and other factors. Many of the Fund’s alternative lending and single family real estate investments are associated with loans that are unsecured obligations of borrowers. This means that they are not secured by any collateral, not insured by any third party, not backed by any governmental authority in any way and, except in the case of certain loans to businesses, not guaranteed by any third party. When a borrower defaults on an unsecured loan, the holder’s only recourse is generally to accelerate the loan and enter into litigation to recover the outstanding principal and interest. There is no assurance that such litigation would result in full repayment of the loan and the costs of such measures may frequently exceed the outstanding unpaid amount of the borrowing. Even if a loan to which the Fund is exposed is secured, there can be no assurance that the collateral will, when recovered and liquidated, generate sufficient (or any) funds to offset any losses associated with a defaulting loan.
Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset-Backed Securities Risk. The Fund’s investments in pass-through certificates, securitization vehicles or other special purpose entities that hold alternative lending-related securities, mortgages, mezzanine debt or mortgage-backed securities (collectively, “asset-backed securities”) may involve risks that differ from or are greater than risks associated with other types of investments. The rate of pre-payments on underlying assets will affect the price and volatility of an asset-backed security, may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase, and may lower its return. The asset-backed securities in which the Fund invests are also subject to risks associated with their structure, with the nature of the underlying assets and with the servicing of those assets. For example, any mishandling of related documentation by a servicer may also affect the rights of the security holders in and to the underlying collateral. The value of an investment in the Fund may be more volatile and other risks tend to be compounded if and to the extent that the Fund is exposed to asset-backed securities. In addition, when investing in asset-backed securities, the Fund will indirectly bear additional fees and expenses, such as trustee or administrator fees, that it would not bear if it invested directly in the assets underlying the asset-backed securities, which may cause the Fund’s performance to be lower than if it had invested directly in such underlying assets.
Exchange-Traded Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund Risk. The Fund may invest directly or indirectly in exchange-traded funds (“ETFs”), which are investment companies or special purpose trusts that may be actively managed or that may be designed to provide investment results that generally correspond (on a direct basis or on a multiple, inverse or multiple inverse basis) to the performance of an index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The Fund may purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. Investments in ETFs are subject to the same risks as investments in other investment companies. The values of ETFs are subject to change as the values of their component assets fluctuate according to market volatility. ETFs may trade in the secondary market at a discount from their NAVs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF holds, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance. Furthermore, there may be times when the exchange halts trading, in which case the investors owning ETF shares would be unable to sell them until trading is resumed. Other risks associated with ETFs include the possibility that: (i) an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio when the prices for those assets are falling. In addition, inadequate or irregularly provided information about an ETF or its investments could expose investors in ETFs to unknown risks.
Alternative Lending Platform Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Alternative Lending Platform Risk. As discussed in more detail in “Default Risk” the Fund receives payments on whole loans or securities representing the right to receive principal and interest payments due on loans only if the platform servicing the loans receives the borrower’s payments on such loans and passes such payments through to the Fund. If a borrower is unable or fails to make payments on a loan for any reason, the Fund may be greatly limited in its ability to recover any outstanding payments due. The Fund may have limited knowledge about the underlying loans and is dependent upon the platform for information regarding such underlying loans. Although the Fund conducts diligence on the platforms, the Fund generally does not have the ability to independently verify the information provided by the platforms, other than payment information regarding loans and other alternative lending-related securities owned by the Fund, which the Fund observes directly as payments are received. Some investors, including the Fund, may not review the particular characteristics of the loans in which they invest at the time of investment, but rather negotiate in advance with platforms the general criteria of the investments, as described above. As a result, the Fund is dependent on the platforms’ ability to collect, verify and provide information to the Fund about each loan and borrower.
Real Estate Investment Risk Generally [Member]
Prospectus [Line Items]
Risk [Text Block]	Real Estate Investment Risk Generally. The Fund is subject to risks typically associated with real estate, including (1) changes in global, national, regional or local economic, demographic or capital market conditions; (2) future adverse national real estate trends, including increasing vacancy rates, declining rental rates and general deterioration of market conditions; and (3) lack of liquidity inherent in the nature of the assets. Many of these factors are beyond the control of the Fund. Any negative changes in these factors could affect the Fund’s performance and its ability to meet its obligations and make distributions to shareholders.
Subordinated Real Estate Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Subordinated Real Estate Loan Risk. The Fund may acquire or originate subordinated real estate loans secured by single family rental properties, including mezzanine loans in the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning such properties or the entity that owns the interest in the entity owning such properties. In the event a borrower defaults on a subordinated loan and lacks sufficient assets to satisfy such loan, the Fund may suffer a loss of principal or interest. In the event a borrower declares bankruptcy, the Fund may not have full recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan. If a borrower defaults on a loan owned by the Fund or on debt senior to such loan, or in the event of a borrower bankruptcy, such loan will be satisfied only after the senior debt is paid in full. These types of investments may become unsecured as a result of foreclosure by the senior lender.
Event Driven Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Event-Driven Investing Risk. Event-driven investing involves making predictions about the likelihood of a particular event and the impact such event would have on an issuer’s securities. Losses can result if the event does not occur or if the impact is not as anticipated. For example, the completion of a merger by an issuer may not be valued as highly by the market as expected, or the merger may fail to be consummated, in each case potentially resulting in losses to the Fund. Event-driven investing in inherently speculative and past performance is not necessarily indicative of future results.
Arbitrage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Arbitrage Risk. The Fund has exposure to arbitrage and alternative strategies that involve the risk that investments may not perform as intended, potentially resulting in losses to the Fund as failed trades are unwound. For example, with respect to convertible bond arbitrage and credit strategies as well as investment in PIPEs (as defined below), an issuer may default or be unable to make interest and dividend payments when due. With respect to the merger arbitrage strategy, the merger deal may terminate prior to closing, which could result in losses to the Fund. Arbitrage or fundamental risk also exists for other relative value strategies that focus on different kinds of mispricing, such as dual-class and stubtrading arbitrage, and investments in IPOs (as defined below), SEOs (as defined below) and warrants.
Trading Limitation or Suspension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Trading, Limitation or Suspension Risk. Certain instruments in which the Fund invests are traded on public exchanges, which generally have the right to limit or suspend trading in any or all instruments that they list. Trading may also be suspended as a result of force majeure (e.g., in the event of a power outage affecting critical exchange systems). Any such limitation or suspension could prevent the Fund from entering into new positions, liquidating existing positions or hedging, which could lead to material losses to the Fund.
Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. Convertible securities are debt securities or preferred stock that may be converted in whole or in part into common stock or other equity securities. Their prices do not necessarily move parallel to the prices of the underlying securities. Convertible securities generally have no voting rights. The value of a convertible security is a function of its “bond value,” which is the value of the debt or preferred stock component of the security, and its “conversion value,” which is the value of the right to convert the securities into common stock or other equity securities. The bond value will likely increase when interest rates fall and decrease when interest rates rise, and the conversion value will likely increase when the value of the underlying equity security increases and decrease when the value of the underlying equity security decreases. If the bond value is relatively high compared to the conversion value, the security will behave more like a debt security, and if the conversion value is relatively high compared to the bond value, the security will behave more like an equity security.
Distressed Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Distressed Investments Risk. The Fund may have exposure to distressed investments, which are instruments issued by companies that are, or may in the future be, involved in reorganizations or restructurings, whether in bankruptcy or out of court. These investments may include high-yield bonds, bank debt, corporate bonds or other indebtedness of distressed companies and may present a high risk of default or may be in default at the time of the Fund’s investment. Distressed investments involve the potential loss of the Fund’s entire investment, and even if that is not the case, the Fund’s return may be less than the value of its original investment.
IPO and SEO Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	IPO and SEO Risk. The Fund may have exposure to securities issued in initial public offerings (“IPOs”) or seasoned (i.e., secondary) equity offerings (“SEOs”). Companies undergoing IPOs or SEOs have recently gone public and their securities may be highly volatile. Investments by the Fund in IPOs and SEOs in their securities have the potential to produce substantial gains but also the potential to cause significant losses. IPOs and SEOs by non-U.S. companies may be subject to heightened risk resulting from the jurisdictions in which such offerings are made. Non-U.S. capital markets may not be as developed or may be less willing to support new public offerings, and non-U.S. companies may be subject to lower accounting and financial reporting standards than U.S. companies, as described in “—Foreign Investing Risk” below.
PIPEs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	PIPEs Risk. The Fund may have exposure to private investments in public companies whose stocks are publicly-traded, which are typically referred to as “PIPE” transactions. PIPE transactions will generally result in the Fund having exposure to restricted stock or similar instruments, which may be illiquid and therefore difficult or impossible to sell. Such illiquidity could cause the market value of such securities to decrease and the Fund to suffer losses.
SPACs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	SPACs Risk. The Fund may have exposure to securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that raise funds to seek potential acquisition opportunities. If a SPAC does not make an acquisition within a specified period of time, invested funds are returned to the entity’s shareholders. The value of a SPAC’s securities is dependent on its ability to complete a profitable acquisition, and the price of a SPAC’s securities may be highly volatile.
Inflation Linked Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation-Linked Securities Risk. The Fund may have exposure to inflation-linked fixed income securities, which are debt securities whose principal is periodically adjusted based on the rate of inflation in a specified market. Such securities are typically designed to pay interest periodically and to return the principal at maturity. Inflation-linked securities typically decline in value when real (i.e., inflation-adjusted) interest rates rise, and as a result, if real interest rates rise for reasons other than inflation, the Fund may suffer losses because an inflation-linked security’s principal amount will not be adjusted as a result. In addition, in periods when real interest rates are increasing faster than nominal interest rates, inflation-linked securities may experience greater losses than other debt securities with the same duration.
Use of Alternative Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Use of Alternative Data Risk. The Fund has exposure to non-traditional data, also known as “alternative data” (e.g., data related to consumer transactions or other behavior, social media sentiment and internet search and traffic data). Alternative data sets are expected to change over time, and the use of alternative data is expected to evolve over time as well. The decision to incorporate certain alternative data sets within a particular model is subjective. There can be no assurance that using alternative data will be successful or result in positive returns for the Fund. Alternative data is often less structured than traditional data and typically has less history, making it more difficult to use in quantitative models. Alternative data providers may have less cybersecurity and technology infrastructure, which can result in alternative data being unavailable.
Undervalued Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Undervalued Securities Risk. The Fund may make investments in securities of companies that are believed to be undervalued. However, the identification of such companies is a difficult and subjective task and there can be no assurance that the strategy will be successful.
Delta Hedging and Gap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Delta Hedging and Gap Risk. The Fund may use delta hedging (i.e., take offsetting positions in Underlying References) to reduce directional exposure arising from its options positions. However, the Fund is not required to delta hedge and may choose not to do so in certain market environments or trading contexts. Even when delta hedging is employed, the hedge may not be continuously maintained or precisely sized, and residual directional exposure may remain. As a result, the Fund may experience gains or losses from movements in the Underlying Reference even when a hedge is in place. Additionally, if the market experiences a large, discontinuous move, such as a sharp overnight gap or a sudden spike up or down during intraday trading, the Fund may not be able to adjust its delta hedge before significant losses occur.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Correlation Risk. Correlation risk is the risk that the expected correlation of a set of investments may differ from the realized correlation of such investments. If the Fund’s strategies were to be more correlated to each other than expected (i.e., they increase or decrease in value more in tandem than expected), the Fund’s returns could be more volatile than if the strategies were less correlated. Likewise, within a particular investment strategy, if the investments were more correlated than expected, that particular strategy could be more volatile than if the investments were less correlated. This risk may be increased during periods of market stress, such as during economic downturns or disruptions. If the Fund’s strategies were to be highly correlated to each other, especially, during a period of market stress, they could decrease in value at the same time, which could result in increased losses to the Fund.
Illiquidity and Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Illiquidity and Restricted Securities Risk. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like without significantly changing the market value of the investment. The Fund’s investments in whole loans, the Reinsurance Interval Fund and the Art Fund will generally be treated as illiquid, and certain other of the Fund’s investments may be treated as illiquid. The Fund may invest at the time of purchase up to 15% of its net assets in illiquid securities. The Reinsurance Interval Fund and the Art Fund are interval funds that make quarterly repurchase offers, and the securities of the Reinsurance Interval Fund and the Art Fund may not be sold by the Fund outside of these quarterly opportunities. As a result, the Fund’s investments in the Reinsurance Interval Fund and the Art Fund may be impossible to sell at the time the Fund would like. In addition, if a repurchase offer made by the Reinsurance Interval Fund or the Art Fund is oversubscribed, those funds are required to repurchase shares tendered on a pro rata basis, and shareholders, including the Fund, will have to wait until the next repurchase offer to make another repurchase request. As a result, the Fund may be unable to liquidate all or a given percentage of its investment in the Reinsurance Interval Fund or the Art Fund during a particular repurchase offer.
Art Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Art Investment Risk. To the extent the Fund invests in the Art Fund, it is exposed to various risks associated with an investment in Artwork, any of which could materially impair the value of the Art Fund’s investments and the market value of its shares. These risks include (i) claims that Artwork is not authentic, or has an uncertain or false origin; (ii) legal challenges to title to the Artwork; (iii) valuation risk due to incomplete data, market instability or human error; (iv) deterioration in the physical condition of the Artwork over time or physical damage to the Artwork, including as a result of vandalism, theft or natural disaster; (v) risks of a decline in the art market, (vi) decreased demand for Artwork generally as a result of negative economic conditions; (vii) decreased demand for certain Artwork or Artwork of a certain artist; (viii) illiquidity and unpredictable sales cycles in the market for Artwork; (ix) inadequate insurance coverage for the Artwork; and (x) the effects of abusive practices that may exist in the art market, such as price manipulation, disguised agencies and lack of transparency. There is no assurance of appreciation of Artwork or sufficient cash distributions resulting from the ultimate sale of the Artwork. For further discussion of risks associated with investments in Artwork, see “More Information Regarding the Risks of Investing – Art Investment Risk.”
Foreign Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Investing Risk. Investments in securities of foreign issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers. For example, foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Foreign securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Fund’s indirect and direct investments in foreign securities (see “Currency Risk” above). There may be difficulty in obtaining or enforcing a court judgment abroad. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, the holder of such securities may have limited recourse available to it. In addition, a portfolio that includes exposure to securities issued by foreign issuers can expect to have a higher expense ratio because of the increased transaction costs in foreign markets and the increased costs of maintaining the custody of such foreign securities. Investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that obtains exposure exclusively in securities of U.S. issuers.
Spread Widening Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Spread Widening Risk. The prices of the securities in which the Fund invests may decline substantially as a result of various market forces, including supply and demand imbalances. In particular, even if assets are purchased at what may appear to be “undervalued” levels, such assets may trade at even lower levels after purchase. It may not be possible to predict, or to hedge, such “spread widening” risk.
Obsolescence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Obsolescence Risk. Certain of the Fund’s investment strategies rely on quantitative models. The Fund is unlikely to be successful unless the assumptions underlying such models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the market environment. If such assumptions are inaccurate or become inaccurate and are not adjusted, then the models may not generate profitable trading signals as intended, and the Fund may suffer significant losses. There can be no assurance that any adjustments to such models will be successful or result in positive returns for the Fund.
Modeling Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Modeling Error Risk. As noted above, certain of the Fund’s investment strategies rely on quantitative models. The modeling process is extremely complex and involves financial, economic, econometric and statistical theories, simulations, research and modeling; the results of that process must then be translated into computer code. Increases in complexity result in the increased chance of programming, modeling or coding errors, which are often difficult to uncover and could remain hidden for an extended period of time and may never be discovered. The negative effects of any such errors could compound over time, and any attempt to fix such an error may have unintended results, including the introduction of further errors. One or more of such errors could adversely affect the Fund’s performance.
Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Short Sale Risk. The Fund may engage in, or have exposure to, short sales. A short sale occurs when an investor sells a security it does not own with the intent of buying the same security (or another security that can be exchanged for the original security) at a later time for a lower price. When selling short, an investor is required to borrow the security in order to deliver it to the buyer and is required to return the same security to the lender at a specified time in the future, which is typically done by buying the security at a later time. In some cases the lender may have the right to terminate the loan, requiring the investor to buy the security at a higher price than the one at which the investor sold the security, resulting in a loss. In the U.S., an investor must also deposit with the broker an amount of cash or marketable securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold short. If short sales are effected on a foreign exchange, such transactions will be governed by local law. The potential loss in a short sale is theoretically unlimited because seller will be responsible for paying the difference between the amount for which it sold the security and the security’s then-current market price if the security increases in value.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible that investing in the Fund may result in a loss of some or all of the amount invested.